IMPAIRMENT - Impairment of PP&E - Tabular Disclosure (Details)	Dec. 31, 2019 $ / bbl $ / Mcf $ / bbl $ / $	Dec. 31, 2018 $ / Mcf $ / bbl $ / bbl $ / $	Dec. 31, 2017 $ / bbl $ / Mcf $ / bbl $ / $
Impairment
WTI Crude Oil US$/bbl (in dollars per barrel)	55.85	65.56	51.34
Edm Light Crude CDN$/bbl (in Canadian dollar per barrel)	66.73	69.58	63.57
U.S. Henry Hub Gas US$/Mcf (in dollars per Mcf) | $ / Mcf	2.58	3.10	2.98
Exchange Rate US$/CDN$ (in Canadian dollars per US dollars) | $ / $	1.33	1.28	1.30